Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2018
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Associates of the Company

19(a)Associates of the Company

			Percentage of equity interest
			As of December 31
Company Name	Nature of business	Country of incorporation	2018	2017
Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	Manufacturing of rubber cable	PRC	25.00%	25.00%
Siam Pacific Holding Company Limited (“SPHC”)	Investment & holding company	Thailand	49.00%	49.00%
Loxpac (Thailand) Company Limited (“Loxpac”) (Formerly known as “Loxley Pacific Co., Ltd.)	Providing telecommunication service	Thailand	21.39%	21.39%
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )	Investment & holding company	Hong Kong	23.10%	23.10%

19(b)Carrying amounts of investment in associates

Movements in Investments in Associates
	As of December 31,
	2018	2017
	US$’000	US$’000
At January 1	861	786
Share of loss of associates	(3)	(3)
Exchange difference	6	78
At December 31	864	861

Summarized Financial Information of Investments in Associates

The following table summarized financial information of the Company’s investments in associates:

	As of December 31,
	2018	2017
	US$’000	US$’000
Summarized financial information of SPHC:
Current assets	9	14
Non-current assets	1,938	1,926
Current liabilities	(3)	(3)
Non-current liabilities	(181)	(180)
Equity	1,763	1,757

Reconciliation to the Company’s investments in associates:
Percentage of equity interest	49%	49%
Carrying amount of the investment	864	861
	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Summarized financial information of SPHC:
Revenue	—	—	—
Loss for the year	(5)	(5)	(5)

Reconciliation to the Company’s investments in associates:
Percentage of equity interest	49%	49%	49%
Share of the associates’ profit for the year:	(3)	(3)	(3)

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Summarized financial information of SPRC:
Revenue	—	—	25,016
Loss for the year	—	—	(2,826)

Reconciliation to the Company’s investments in associates:
Percentage of equity interest	25%	25%	25%
Share of the associates’ profit for the year:	—	—	(707)